Intangible Assets - Summary of Intangible Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets	₩ 3,869,769	₩ 4,436,194	₩ 4,866,092
Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	12,521,692	12,814,796
Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(8,434,681)	(8,121,447)
Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(217,242)	(257,155)
Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,559,689	1,932,765	2,647,501
Frequency usage rights [member] | Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	7,221,735	6,210,882
Frequency usage rights [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(4,476,046)	(4,079,729)
Frequency usage rights [member] | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(186,000)	(198,388)
Land usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,732	4,720	7,349
Land usage rights [member] | Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	48,318	50,503
Land usage rights [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(45,586)	(45,783)
Industrial rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	55,954	71,442	66,824
Industrial rights [member] | Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	92,332	116,889
Industrial rights [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(36,342)	(45,300)
Industrial rights [member] | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(36)	(147)
Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	200	9,364	11,146
Development costs [member] | Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	34,393	67,989
Development costs [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(34,193)	(54,771)
Development costs [member] | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	(3,854)
Facility usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	17,874	21,880	25,832
Facility usage rights [member] | Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	156,062	159,865
Facility usage rights [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(138,188)	(137,985)
Customer relations [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	327,257	919,863	591,371
Customer relations [member] | Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	507,581	1,091,146
Customer relations [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(180,324)	(171,283)
Club memberships [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	88,494	106,865	80,410
Club memberships [Member] | Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	113,300	139,349
Club memberships [Member] | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(24,806)	(32,484)
Brands [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	374,096	374,096
Brands [member] | Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	374,096
Other [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	817,569	995,199	₩ 1,061,563
Other [member] | Gross amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	4,347,971	4,604,077
Other [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(3,524,002)	(3,586,596)
Other [member] | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	₩ (6,400)	₩ (22,282)